Note 44 - Gains (losses) on derecognition of non financial assets and subsidiaries, net (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Gains (losses) on derecognition of non financial assets and subsidiaries, net
Gains On Disposals Of Investment in Subsidiaries	€ 0	€ 52
Gains On Disposals Of Property Plant And Equipment	13	60
Losses On Disposals Of Investment in Subsidiaries	0	0
Losses On Disposals Of Property Plant And Equipment	6	32
Total Disposal of tangible assets and other, gains	€ 8	€ 80